UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			02-14-2011
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	85
Form 13F Information Table Value Total: 	178,929

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------

ABB Ltd ADR				SPONSORED ADR		000375204	3214		143173		SOLE		135298			7875
Accenture				SHS CLASS A 		G1151C101	5475		112920		SOLE		105455			7465
Advanced Energy				COM			007973100	757		55505		SOLE		53655			1850
AES					COM			00130H105	730		59936		SOLE		53203			6733
Agco					COM			001084102	2454		48439		SOLE		44854			3585
Altria Group				COM			02209S103	217		8817		SOLE		8817			0
Ameron International			COM			030710107	5378		70427		SOLE		65200			5227
Anadarko Petroleum			COM			032511107	2845		37350		SOLE		35710			1640
Annaly Capital Mgmt			COM			035710409	4175		233005		SOLE		218945			14060
Ascent Media Corp			COM SER A		043632108	1563		40323		SOLE		38077			2246
Bank of America				COM			060505104	2746		205850		SOLE		190840			15010
Barrick Gold				COM			067901108	1738		32690		SOLE		32305			385
Capitol Federal Financial		COM			14057C106	2376		199506		SOLE		181628			17878
Chart Industries			COM			16115Q308	4070		120480		SOLE		113410			7070
ChevronTexaco				COM			166764100	1392		15258		SOLE		15258			0
Chiquita Banana				COM			170032809	3040		216847		SOLE		201137			15710
Covidien				SHS  			G2554F105	3285		71954		SOLE		67164			4790
Deere					COM			244199105	1849		22260		SOLE		21220			1040
Devon Energy				COM			25179M103	4723		60163		SOLE		56976			3187
Dominion Resources			COM			25746U109	256		6000		SOLE		6000			0
DuPont					COM			263534109	257		5161		SOLE		4661			500
Eastman Chemical			COM			277432100	305		3633		SOLE		3633			0
Eldorado Gold				COM			284902103	223		12000		SOLE		12000			0
Emerson Electric			COM			291011104	319		5576		SOLE		5576			0
Esco Technologies			COM			296315104	1010		26690		SOLE		24715			1975
Exxon Mobil				COM			30231G102	1712		23411		SOLE		19924			3487
Flow International			COM			343468104	2171		530855		SOLE		501655			29200
Fluor Corporation			COM			343412102	3722		56173		SOLE		52048			4125
General Electric			COM			369604103	726		39679		SOLE		34562			5117
General Mills				COM			370334104	908		25500		SOLE		25500			0
Goldcorp				COM			380956409	276		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	2168		65970		SOLE		60020			5950
H&Q Life Sciences			SH BEN INT		404053100	457		42473		SOLE		40432			2041
Headwaters				COM			42210P102	1383		301860		SOLE		279590			22270
Hugoton Royalty Trust			UNIT BEN INT		444717102	2357		114870		SOLE		106960			7910
Imperial Oil				COM NEW			453038408	203		5000		SOLE		5000			0
International Business Machine		COM			459200101	472		3219		SOLE		2953			266
iShares Barclays TIPS			BARCLYS TIPS BD		464287176	2287		21275		SOLE		20495			780
J. M. Smucker				COM			832696405	282		4299		SOLE		4106			193
Japan Smaller Cap Fund			COM			47109U104	333		37150		SOLE		32300			4850
Johnson & Johnson			COM			478160104	3944		63768		SOLE		58703			5065
Kinross Gold				COM NO PAR		496902404	4423		233290		SOLE		220330			12960
Kraft Foods				CL A			50075N104	210		6677		SOLE		6677			0
Kroger					COM			501044101	2909		130118		SOLE		119923			10195
Ladenburg Thalmann Financial S		COM			50575Q102	35		30000		SOLE		30000			0
Layne Christensen			COM			521050104	5019		145810		SOLE		136205			9605
LSB Industries				COM			502160104	5510		227130		SOLE		213505			13625
Martek					COM			572901106	4990		159409		SOLE		147944			11465
Merck					COM			58933Y105	206		5721		SOLE		5543			178
Metabolix				COM			591018809	3634		298619		SOLE		278799			19820
MFS Charter Income Trust		SH BEN INT		552727109	103		10900		SOLE		8900			2000
MFS Multi Market Income			SH BEN INT		552737108	145		21000		SOLE		21000			0
Microsoft				COM			594918104	4112		147323		SOLE		136686			10637
National Oilwell Varco			COM			637071101	6480		96363		SOLE		89718			6645
Newmont Mining				COM			651639106	1628		26500		SOLE		25040			1460
Northgate Minerals			COM			666416102	48		15000		SOLE		15000			0
NorthWestern Energy			COM			668074305	2809		97439		SOLE		89844			7595
NTT Docomo				SPONS ADR		62942M201	3628		208239		SOLE		193864			14375
Nuance Communications			COM			67020Y100	3043		167387		SOLE		155407			11980
Overhill Farms				COM			690212105	971		168570		SOLE		162520			6050
PDL Biopharma				COM			69329Y104	1647		264412		SOLE		247432			16980
Pearson Plc				SPONSORED ADR		705015105	2122		133515		SOLE		124395			9120
Penn West Petroleum Ltd			TR UNIT			707887105	1161		48550		SOLE		45450			3100
People's United Financial		COM			712704105	1712		122174		SOLE		112214			9960
Pepsico					COM			713448108	259		3971		SOLE		3721			250
Pfizer					COM			717081103	182		10382		SOLE		10382			0
Philip Morris Intl Inc			COM			718172109	481		8217		SOLE		8217			0
Pike Electric				COM			721283109	955		111260		SOLE		104985			6275
Platinum Group Metals			COM			72765Q205	50		18800		SOLE		18800			0
Procter & Gamble			COM			742718109	1709		26569		SOLE		24450			2119
Quanta Services Inc			COM			74762E102	3438		172590		SOLE		162990			9600
Rock of Ages				CL A 			772632105	135		25788		SOLE		25788			0
Streetracks Gold Trust			GOLD SHS		78463V107	2183		15736		SOLE		14886			850
Stryker					COM			863667101	4100		76350		SOLE		70865			5485
SunOpta					COM			8676EP108	5187		663290		SOLE		622940			40350
Symantec				COM			871503108	3265		195056		SOLE		181566			13490
Telvent GIT S.A.			SHS			E90215109	2502		94683		SOLE		88203			6480
Templeton Global Income			COM			880198106	2173		203095		SOLE		190629			12467
TJX Companies				COM			872540109	2542		57254		SOLE		53704			3550
Vanguard Intermediate-Term Bon		INTERMED TERM		921937819	247		2990		SOLE		2590			400
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1221		15179		SOLE		14179			1000
Veolia Environnement			SPONSORED ADR		92334N103	1430		48718		SOLE		45893			2825
Vodafone Plc ADR			SPONS ADR 		92857W209	3875		146550		SOLE		136294			10256
W. P. Carey				COM			92930Y107	6080		194305		SOLE		181860			12445
Williams				COM			969457100	2572		104035		SOLE		96425			7610



